UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MorganStanley Mortgage Securities Trust
Portfolio of Investments July 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS	DESCRIPTION AND MATURITY DATE	RATE	VALUE

	U.S. Government Agencies - Mortgage-Backed Securities (78.5%)
	Federal Home Loan Mortgage Corp. (1.3%)
$2,031	10/01/10 - 02/01/20	9.50%	$2,198,054
500	06/01/16 - 10/01/19	10.00	547,344
54	02/01/16 - 12/01/17	10.50	59,162
			2,804,560

	Federal Home Loan Mortgage Corp. PC Gold (8.6%)
3,743	10/01/18 - 06/01/20	5.00	3,637,389
7,450	*	5.50	7,366,188
667	06/01/29 - 09/01/33	6.50	677,910
5,258	04/01/20 - 08/01/32	7.50	5,449,870
1,345	02/01/23 - 07/01/31	8.00	1,416,740
			18,548,097

	Federal National Mortgage Assoc. (67.0%)
29,500	*	4.50	27,672,969
35,150	*	5.00	33,719,750
2,256	03/01/36 (ARM)	6.241	2,302,139
39,000	*	5.50	37,878,750
2,227	03/01/36 (ARM)	6.295	2,288,600
7,950	01/01/27 - 12/01/33	6.50	8,080,100
11,200	*	7.00	11,476,500
16,434	07/01/23 - 09/01/36	7.00	16,873,126
3,706	09/01/29 - 06/01/32	7.50	3,837,978
1,193	08/01/24 - 02/01/32	8.00	1,261,671
160	01/01/22 - 04/01/25	8.50	171,040
114	09/01/16 - 05/01/20	9.50	125,186
55	03/01/16 - 02/01/18	9.75	59,550
			145,747,359

	Government National Mortgage Assoc. (1.5%)
997	08/15/25 - 05/15/29	6.50		1,018,532
13	06/15/29 - 08/15/29	7.50		13,671
659	10/15/19 - 10/15/24	8.50		712,717
1,382	11/15/17 - 06/15/20	9.50		1,509,432
40	05/15/16 - 11/15/20	10.00		44,488
				3,298,840

	Government National Mortgage Assoc. II (0.1%)
233	05/20/30	8.00		245,617

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $170,420,400)			170,644,473

	U.S. Government Obligations (1.7%)
	U.S. Treasury Bond
1,770	08/15/27	6.375		2,041,723
	U.S. Treasury Strip
4,560	02/15/27	0.00		1,591,937

	Total U.S. Government Obligations (Cost $3,936,148)			3,633,660

	Collateralized Mortgage Obligations (22.9%)
	U.S. Government Agencies (2.6%)
	Federal National Mortgage Assoc.
375	Grantor Trust 2004-T5 A13 05/28/35	5.843	†	375,715
1,832	Whole Loan 2005-W2 A1 05/25/35	5.585	†	1,838,258
195	2004-70 DF 10/25/34	6.585	†	193,101
1,292	1996-46 FC 12/25/23	6.606	†	1,327,538
17,849	2006-28 1P 03/25/36 (IO)	0.597	†	460,159
3,645	2005-68 XI 08/25/35 (IO)	6.00		1,431,448

	Total U.S. Government Agencies			5,626,219

	Private Issues (20.3%)
499	American Home Mortgage Investment Trust
	2004-1 1A 04/25/44	5.735	†	499,282
1,386	Banc of America Funding Corp.
	2005-F 1A2 09/20/35	5.728	†	1,394,525
1,500	Bear Stearns
	2006-AR1 1A1 07/25/36	5.61	†	1,500,000
	Countrywide Alternative Loan Trust
5,217	2005-81 X1 02/25/37 (IO)	1.651	†	285,292
7,237	2006-OA1 2X 03/20/46 (IO)	1.063	†	354,069
17,831	2004-25 2X 02/25/35 (IO)	0.734	†	387,259
1,299	2006-OA2 A2A 05/20/46	5.528	†	1,300,546
1,190	2005-59 1A2B 11/20/35	5.638	†	1,195,548
1,131	2005-51 1A2A 11/20/35	5.668	†	1,135,670
1,238	2005-51 2A2A 11/20/35	5.668	†	1,245,100
1,329	2006-OA1 1A2 03/20/46	5.678	†	1,330,181
665	2005-44 2A2A 10/25/35	5.665	†	666,325
1,380	2005-44 1A2A 10/25/35	5.675	†	1,386,370
	Countrywide Home Loans
1,222	2006-OA4 A2 04/25/46	5.655	†	1,225,759
	CS First Boston Mortgage Securities Corp.
209	2002-34 2A4 12/25/32	5.985	†	209,498
	DSLA Mortgage Loan Trust
1,366	2005-AR4 2A1C 08/19/45	5.67	†	1,373,260
942	2004-AR1 A2A 09/19/44	5.788	†	945,816
	Greenpoint Mortgage Fund
18,086	2005-AR1 X1 06/25/45 (IO)	1.295	†	418,247
6,137	2005-AR3 X1 08/25/45 (IO)	1.388	†	186,034
18,118	2005-AR2 X1 06/25/45 (IO)	1.377	†	509,557
13,625	2005-AR4 X4 10/25/45 (IO)	1.292	†	427,919
1,611	2006-AR2 3A2 03/25/36	5.705	†	1,613,705
	Harborview Mortgage Loan Trust
0	2006-5 PO2 07/19/47 (PO)	0.00		39
3	2006-1 PO1 03/19/37 (PO)	0.00		2,147
6,857	2005-3 X2 06/19/35 (IO)	0.16	†	146,790
7,006	2006-1 X1 03/19/37 (IO)	0.814	†	338,234
7,395	2005-2 X 05/19/35 (IO)	0.484	†	176,795
13,728	2005-16 X3 01/19/36 (IO)	0.741	†	373,227
4,741	2005-16 X1 01/19/36 (IO)	1.085	†	145,944
1,459	2005-5 2A1B 07/19/45	5.66	†	1,463,530

14,906	2006-5 X2 07/19/47 (IO)	2.031	†	635,850
1,800	2006-7 2A1A 10/19/37	5.578	†	1,800,000
	Indymac Indx Mortgage Loan Trust
17,299	2005-AR12 AX2 07/25/35 (IO)	1.135	†	537,863
1,125	2005-AR12 2A1B 07/25/35	5.665	†	1,134,227
	Luminent Mortgage Trust
1,203	2006-1 A1 04/25/36	5.625	†	1,206,976
1,244	2006-2 A1B 02/25/46	5.665	†	1,246,572
	Mortgageit Trust
1,596	2006-1 2A1B 04/25/36	5.665	†	1,603,382
	Residential Accredit Loans, Inc.
1,398	2006-QO6 A2 06/25/46	5.615	†	1,396,822
619	2006-Q01 2A1 02/25/46	5.655	†	621,958
627	2006-Q01 1A1 02/25/46	5.645	†	627,630
	Structured Asset Mortgage Investments, Inc.
1,385	2006-AR2 A2 02/25/36	5.695	†	1,388,297
1,959	2006-AR3 11A2 04/25/36	5.655	†	1,959,710
	WMalt Mortgage Pass-Through Certificates
1,353	2006-AR2 A1A 04/25/46	5.221	†	1,360,440
	Washington Mutual
7,078	2004-AR10 X 07/25/44 (IO)	0.519	†	130,498
4,142	2004-AR8 X 06/25/44 (IO)	0.531	†	78,316
10,390	2004-AR12 X 10/25/44 (IO)	0.542	†	172,082
922	2005-AR17 A1B1 12/25/45	5.635	†	923,222
1,024	2005-AR19 A1B1 12/25/45	5.635	†	1,025,102
1,028	2005-AR15 A1B1 11/25/45	5.635	†	1,032,628
1,166	2005-AR13 A1B1 10/25/45	5.645	†	1,169,409
1,084	2005-AR6 2AB3 04/25/45	5.655	†	1,086,035
898	2006-AR8 2AB3 07/25/45	5.745	†	900,850

	Total Private Issues			44,274,537

	Total Collateralized Mortgage Obligations (Cost $50,065,936)			49,900,756

NUMBER OF
CONTRACTS
Put Option Purchased (0.1%)
1,112	90 day Euro $June/2007 @ 94.25 (Cost $361,374)	264,100

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (51.4%)
	U.S. Government Agencies & Obligations (a) (48.0%)
$42,000	Federal Home Loan Banks 08/02/06 - 08/21/06	5.17 - 5.185	41,918,954
31,000	Freddie Mac 08/07/06 - 08/22/06	5.155 - 5.175	30,949,249
31,000	Federal National Mortgage Assoc. 08/10/06 - 08/21/06	5.16 - 5.19	30,937,263
500	U.S. Treasury Bill 01/11/07	5.09	488,477
	Total U.S. Government Agencies & Obligations (Cost $104,293,943)		104,293,943

	Repurchase Agreement (3.4%)
7,452	Joint repurchase agreement account due 08/01/06 (dated 07/31/06 proceeds $7,453,091) (b) (Cost $7,452,000)	5.27	7,452,000
	Total Short-Term Investments (Cost $111,745,943)		111,745,943

	Total Investments (Cost $336,529,801) (c) (d)	154.6%	336,188,931

	Liabilities in Excess of Other Assets	(54.6)	(118,662,103)

	Net Assets	100.0%	$217,526,828

PC	Participation Certificate.
PO	Principal only security.
IO	Interest only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2006.
†	Floating rate security, rate shown is the rate in effect at July 31, 2006.
*	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $191,157,403 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,122,170 and the aggregate gross unrealized depreciation is $2,463,040, resulting in net unrealized depreciation of $340,870.

Futures Contracts Open at July 31, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION/DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

257	Long	U.S. Treasury Notes 10 Year
		September 2006	$27,250,031	$257,419
65	Long	U.S. Treasury Bonds 20 Year
		September 2006	7,038,281	88,977
34	Long	U.S. Treasury Notes 5 Year
		September 2006	3,543,438	20,307
162	Short	U.S. Treasury Notes 2 Year
		September 2006	(32,961,939)	(84,899)

	Net Unrealized Appreciation			$281,804

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006